FIRST AMERICAN INVESTMENT FUNDS, INC.

                          FIRST AMERICAN INCOME FUNDS

                     CLASS A, CLASS B, AND CLASS C SHARES

                        Supplement Dated March 26, 2003
                     To Prospectus Dated January 31, 2003


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

The information in this Supplement replaces the Financial Highlights information for High Income Bond Fund that appears on pages 34, 39, and 40 in the Prospectus.



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B, and Class C shares of High Income Bond Fund. This information is intended to help you understand the fund's financial performance for the period that the fund has been in operation. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund. The assets of First American High Yield Bond Fund were acquired by High Income Bond Fund on March 17, 2003. In connection with such acquisition, Class A, Class B, and Class C shares of First American High Yield Bond Fund were exchanged for Class A, Class B, and Class C shares of High Income
Bond Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

The information for the fund's fiscal periods ended September 30, 2002, and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



INCOME-STK-R

--------------------------------------------------------------------------------
     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS


HIGH INCOME BOND FUND(1)

                                                                       Fiscal year            Fiscal period
                                                                          ended                   ended
CLASS A SHARES                                                     September 30, 2002     September 30, 2001(2,3)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $   9.23                $   9.93
                                                                        --------                --------

Investment Operations:
 Net Investment Income                                                      0.65                    0.02
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                           (1.21)                  (0.68)
                                                                        --------                --------
 Total From Investment Operations                                          (0.56)                  (0.66)
                                                                        --------                --------

Less Distributions:
 Dividends (from net investment income)                                    (0.70)                  (0.04)
 Distributions (from capital gains)                                            -                       -
 Distributions (from return of capital)                                    (0.07)                      -
                                                                        --------                --------
 Total Distributions                                                       (0.77)                  (0.04)
                                                                        --------                --------
Net Asset Value, End of Period                                          $   7.90                $   9.23
                                                                        ========                ========
Total Return(4)                                                            (6.66)%                 (6.55)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $ 23,900                $    161
Ratio of Expenses to Average Net Assets                                     1.10%                   1.10%
Ratio of Net Income to Average Net Assets                                   7.64%                   6.53%
Ratio of Expenses to Average Net Assets (excluding waivers)                 1.47%                   1.33%
Ratio of Net Income to Average Net Assets (excluding waivers)               7.27%                   6.30%
Portfolio Turnover Rate                                                       86%                     53%
---------------------------------------------------------------------------------------------------------------

(1)Effective January 31, 2003, the fund changed its name from Strategic Income Fund to High Income Bond Fund.
(2)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)Per share data calculated using average shares outstanding method.
(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                                       Fiscal year            Fiscal period
                                                                          ended                   ended
CLASS B SHARES                                                     September 30, 2002     September 30, 2001(1,2)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $   9.19                $   9.88
                                                                        --------                --------

Investment Operations:
 Net Investment Income                                                      0.69                    0.02
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                           (1.31)                  (0.67)
                                                                        --------                --------
 Total From Investment Operations                                          (0.62)                  (0.65)
                                                                        --------                --------

Less Distributions:
 Dividends (from net investment income)                                    (0.63)                  (0.04)
 Distributions (from capital gains)                                            -                       -
 Distributions (from return of capital)                                    (0.07)                      -
                                                                        --------                --------
 Total Distributions                                                       (0.70)                  (0.04)
                                                                        --------                --------
Net Asset Value, End of Period                                          $   7.87                $   9.19
                                                                        ========                ========
Total Return(3)                                                            (7.26)%                 (6.47)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $    774                $     40
Ratio of Expenses to Average Net Assets                                     1.80%                   1.77%
Ratio of Net Income to Average Net Assets                                   7.49%                   6.02%
Ratio of Expenses to Average Net Assets (excluding waivers)                 2.28%                   2.02%
Ratio of Net Income to Average Net Assets (excluding waivers)               7.01%                   5.77%
Portfolio Turnover Rate                                                       86%                     53%
---------------------------------------------------------------------------------------------------------------

(1)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)Per share data calculated using average shares outstanding method.
(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            2  Prospectus - First American Income Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS


HIGH INCOME BOND FUND (CONTINUED)

                                                                       Fiscal year            Fiscal period
                                                                          ended                   ended
CLASS C SHARES                                                     September 30, 2002     September 30, 2001(1,2)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $   9.21                $   9.90
                                                                        --------                --------

Investment Operations:
 Net Investment Income                                                      0.64                    0.05
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                           (1.27)                  (0.70)
                                                                        --------                --------
 Total From Investment Operations                                          (0.63)                  (0.65)
                                                                        --------                --------

Less Distributions:
 Dividends (from net investment income)                                    (0.62)                  (0.04)
 Distributions (from capital gains)                                            -                       -
 Distributions (from return of capital)                                    (0.07)                      -
                                                                        --------                --------
 Total Distributions                                                       (0.69)                  (0.04)
                                                                        --------                --------
Net Asset Value, End of Period                                          $   7.89                $   9.21
                                                                        ========                ========
Total Return(3)                                                            (7.34)%                 (6.50)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $  7,213                $  3,749
Ratio of Expenses to Average Net Assets                                     1.83%                   1.94%
Ratio of Net Income to Average Net Assets                                   7.08%                   5.53%
Ratio of Expenses to Average Net Assets (excluding waivers)                 2.26%                   2.21%
Ratio of Net Income to Average Net Assets (excluding waivers)               6.65%                   5.26%
Portfolio Turnover Rate                                                       86%                     53%
-----------------------------------------------------------------------------------------------------------------

(1)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)Per share data calculated using average shares outstanding method.
(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                            3  Prospectus - First American Income Funds
                                            Class A, Class B, and Class C Shares

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                          FIRST AMERICAN INCOME FUNDS

                                CLASS S SHARES

                        Supplement Dated March 26, 2003
                     To Prospectus Dated January 31, 2003


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

The information in this Supplement replaces the Financial Highlights information for High Income Bond Fund that appears on pages 24 and 25 in the Prospectus.


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class S shares of High Income Bond Fund. This information is intended to help you understand the fund's financial performance for the period that the fund has been in operation. Some of this information reflects financial results for a single fund share. Total return in the table represents the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund. The assets of First American High Yield Bond Fund were acquired by High Income Bond Fund on March 17, 2003. In connection with such acquisition, Class S shares of First American High Yield Bond Fund were exchanged for Class S shares of High Income Bond Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

The information for the fund's fiscal periods ended September 30, 2002, and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



INCOME-STK-S

--------------------------------------------------------------------------------
     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS


HIGH INCOME BOND FUND(1)


                                                                       Fiscal year            Fiscal period
                                                                          ended                   ended
                                                                   September 30, 2002     September 30, 2001(2,3)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $   9.32                $   9.50
                                                                        --------                --------

Investment Operations:
 Net Investment Income                                                      0.73                    0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                           (1.30)                  (0.19)
                                                                        --------                --------
 Total From Investment Operations                                          (0.57)                  (0.18)
                                                                        --------                --------

Less Distributions:
 Dividends (from net investment income)                                    (0.70)                      -
 Distributions (from capital gains)                                            -                       -
 Distributions (from return of capital)                                    (0.07)                      -
                                                                        --------                --------
 Total Distributions                                                       (0.77)                      -
                                                                        --------                --------
Net Asset Value, End of Period                                          $   7.98                $   9.32
                                                                        ========                ========
Total Return(4)                                                            (6.66)%                 (1.90)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $     87                $      -
Ratio of Expenses to Average Net Assets                                     1.01%                   0.00%
Ratio of Net Income to Average Net Assets                                   8.46%                   1.23%
Ratio of Expenses to Average Net Assets (excluding waivers)                 1.57%                   0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)               7.90%                   1.23%
Portfolio Turnover Rate                                                       86%                     53%
-----------------------------------------------------------------------------------------------------------------

(1)Effective January 31, 2003, the fund changed its name from Strategic Income Fund to High Income Bond Fund.
(2)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)Per share data calculated using average shares outstanding method.
(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                   2    Prospectus - First American Income Funds
                                                     Class S Shares

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                          FIRST AMERICAN INCOME FUNDS

                                CLASS Y SHARES

                        Supplement Dated March 26, 2003
                     To Prospectus Dated January 31, 2003


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

The information in this Supplement replaces the Financial Highlights information for High Income Bond Fund that appears on pages 26 and 27 in the Prospectus.


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class Y shares of High Income Bond Fund. This information is intended to help you understand the fund's financial performance for the period that the fund has been in operation. Some of this information reflects financial results for a single fund share. Total return in the table represents the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund. The assets of First American High Yield Bond Fund were acquired by High Income Bond Fund on March 17, 2003. In connection with such acquisition, Class Y shares of First American High Yield Bond Fund were exchanged for Class Y shares of High Income Bond Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

The information for the fund's fiscal periods ended September 30, 2002, and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



INCOME-STK-Y

--------------------------------------------------------------------------------
     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS


HIGH INCOME BOND FUND(1)

                                                                Fiscal period ended September 30,
                                                                       2002          2001(2,3)
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $   9.24        $   9.92
                                                                    --------        --------
Investment Operations:
 Net Investment Income                                                  0.74            0.05
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       (1.28)          (0.69)
                                                                    --------        --------
 Total From Investment Operations                                      (0.54)          (0.64)
                                                                    --------        --------

Less Distributions:
 Dividends (from net investment income)                                (0.71)          (0.04)
 Distributions (from capital gains)                                        -               -
 Distributions (return of capital)                                     (0.07)              -
                                                                    --------        --------
 Total Distributions                                                   (0.78)          (0.04)
                                                                    --------        --------
Net Asset Value, End of Period                                      $   7.92        $   9.24
                                                                    ========        ========
Total Return(4)                                                        (6.33)%         (6.47)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $ 21,157        $  8,308
Ratio of Expenses to Average Net Assets                                 0.82%           0.96%
Ratio of Net Income to Average Net Assets                               8.19%           6.06%
Ratio of Expenses to Average Net Assets (excluding waivers)             1.27%           1.23%
Ratio of Net Income to Average Net Assets (excluding waivers)           7.74%           5.79%
Portfolio Turnover Rate                                                   86%             53%
-------------------------------------------------------------------------------------------------

(1)Effective January 31, 2003, the fund changed its name from Strategic Income Fund to High Income Bond Fund.
(2)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)Per share data calculated using average shares outstanding method.
(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                     2  Prospectus - First American Income Funds
                                                     Class Y Shares